Financial Assets at Amortized Cost	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial Assets at Amortized Cost
10.	FINANCIAL ASSETS AT AMORTIZED COST

	December 31, 2020	December 31, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Corporate bonds	$10,977.3	$5,310.1
Less: Allowance for impairment loss	(7.1)	(3.1)

	$10,970.2	$5,307.0

Current	$6,598.0	$3,773.6
Noncurrent	4,372.2	1,533.4

	$10,970.2	$5,307.0

Refer to Note 33 for information relating to credit risk management and expected credit loss for financial assets at amortized cost.